Schedule of consolidated financial statement (Details)						3 Months Ended		12 Months Ended
	Apr. 19, 2022 SGD ($)	Apr. 15, 2022 SGD ($)	Mar. 01, 2022 SGD ($)	Aug. 01, 2021 SGD ($)	Jul. 24, 2021 SGD ($)	Mar. 31, 2023 CNY (¥)		Dec. 31, 2022 USD ($)		Aug. 03, 2021
Name of company						EUDA Doctor Private Limited (“ED PL”)
EUDA Health Limited [Member]
Name of company						EUDA Health Limited (“EHL”)		EUDA Health Limited (“EHL”)
Date of incorporation						Jun. 08, 2021		Jun. 08, 2021
Ownership percentage						100.00%		100.00%
Kent Ridge Healthcare Singapore Pte Ltd [Member]
Name of company						Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)		Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”)
Date of incorporation						Nov. 09, 2017		Nov. 09, 2017
Ownership percentage						100.00%		100.00%
E U D A Private Limited [Member]
Name of company						EUDA Private Limited (“EUDA PL”)		EUDA Private Limited (“EUDA PL”)
Date of incorporation						Apr. 13, 2018		Apr. 13, 2018
Ownership percentage					100.00%	100.00%		100.00%
Consideration					$ 1.0
Zukitek Vietnam Private Limited Liability Company [Member]
Name of company						Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)		Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”)
Date of incorporation						May 02, 2019		May 02, 2019
Ownership percentage						100.00%		100.00%
Singapore Emergency Medical Assistance Private Limited [Member]
Name of company						Singapore Emergency Medical Assistance Private Limited (“SEMA”)		Singapore Emergency Medical Assistance Private Limited (“SEMA”)
Date of incorporation						Mar. 18, 2019		Mar. 18, 2019
Ownership percentage			100.00%			100.00%		100.00%		100.00%
Consideration			$ 1.0
The Good Clinic Private Limited [Member]
Name of company						The Good Clinic Private Limited (“TGC”)(1)	[1]	The Good Clinic Private Limited (“TGC”)	[2]
Date of incorporation						Apr. 08, 2020		Apr. 08, 2020
Ownership percentage						100.00%		100.00%
E U D A Doctor Private Limited [Member]
Name of company								EUDA Doctor Private Limited
Date of incorporation						Dec. 01, 2021		Dec. 01, 2021
Ownership percentage						100.00%		100.00%
Kent Ridge Hill Private Limited [Member]
Name of company						Kent Ridge Hill Private Limited (“KR Hill PL”)		Kent Ridge Hill Private Limited
Date of incorporation						Dec. 01, 2021		Dec. 01, 2021
Ownership percentage						100.00%		100.00%
Kent Ridge Healthcare Limited [Member]
Name of company						Kent Ridge Health Limited (“KRHL”)		Kent Ridge Health Limited
Date of incorporation						Jun. 08, 2021		Jun. 08, 2021
Ownership percentage						100.00%		100.00%
Zukitech Private Limited [Member]
Name of company						Zukitech Private Limited (“Zukitech”) (“ZKT PL”)		Zukitech Private Limited (“Zukitech”)
Date of incorporation						Jun. 13, 2019		Jun. 13, 2019
Ownership percentage						100.00%		100.00%
Super Gateway Group Limited [Member]
Name of company								Super Gateway Group Limited
Date of incorporation						Apr. 18, 2008		Apr. 18, 2008
Ownership percentage				100.00%		100.00%		100.00%
Consideration				$ 1.0
Universal Gateway International Pte. Ltd. [Member]
Name of company						Universal Gateway International Pte. Ltd. (“UGI”)		Universal Gateway International Pte. Ltd. (“UGI”)
Date of incorporation						Sep. 30, 2000		Sep. 30, 2000
Ownership percentage						98.30%		98.30%
Registered capital						¥ 5,000,000		$ 5,000,000
Melana International Pte Ltd [Member]
Name of company						Melana International Pte. Ltd. (“Melana”)		Melana International Pte. Ltd
Date of incorporation						Sep. 09, 2000		Sep. 09, 2000
Ownership percentage						100.00%		100.00%
Tri Global Security Pte Ltd [Member]
Name of company						Tri-Global Security Pte. Ltd. (“Tri-Global”)		Tri-Global Security Pte. Ltd.
Date of incorporation						Aug. 10, 2000		Aug. 10, 2000
Ownership percentage						100.00%		100.00%
UG Digitech Private Limited [Member]
Name of company						UG Digitech Private Limited (“UGD”)		UG Digitech Private Limited (“UGD”)
Date of incorporation						Aug. 16, 2001		Aug. 16, 2001
Ownership percentage						100.00%		100.00%
Nosweat Fitness Company Private Limited [Member]
Name of company						Nosweat Fitness Company Private Limited (“NFC”)		Nosweat Fitness Company Private Limited (“NFC”)
Date of incorporation						Jul. 06, 2021		Jul. 06, 2021
Ownership percentage						100.00%		100.00%
True Cover Private Limited [Member]
Name of company						True Cover Private Limited (“TCPL”)		True Cover Private Limited (“TCPL”)
Date of incorporation						Dec. 01, 2021		Dec. 01, 2021
Ownership percentage						100.00%		100.00%
KR Digital Pte Ltd [Member]
Name of company						KR Digital Pte. Ltd. (“KR Digital”)	[3]	KR Digital Pte. Ltd. (“KR Digital”)	[4]
Date of incorporation						Dec. 29, 2021		Dec. 29, 2021
Ownership percentage	100.00%	100.00%				100.00%		100.00%
KR Digital Pte Ltd [Member] | Chief Executive Officer [Member]
Consideration	$ 1	$ 1
Zukihealth Sdn Bhd [Member]
Name of company						Zukihealth Sdn. Bhd. (“Zukihealth”)	[3]	Zukihealth Sdn. Bhd. (“Zukihealth”)	[4]
Date of incorporation						Feb. 15, 2018		Feb. 15, 2018
Ownership percentage						100.00%		100.00%

[1]	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (see Note 5).
[2]	On March 1, 2022, SEMA, the Company’s wholly owned subsidiary, sold 100% of the equity interest in TGC to an unrelated individual third party for a total consideration of SG$ 1.0 (see Note 5).
[3]	On April 19, 2022, the Company acquired 100% equity interest of KR Digital Pte Ltd, (“KR Digital”), a Singapore Company, from Mr. Kelvin Chen, the Company’s Chief Executive Office (“CEO”) and shareholder for total consideration of SG$1. Prior to the acquisition of KR Digital, on April 15, 2022, KR Digital acquired 100% equity interest of Zukihealth Sdn Bhd, (“Zukihealth”), a Malaysia corporation, from Mr. Kelvin Chen, the Company’s CEO and shareholder for total consideration of SG$1. Both KR Digital and Zukihealth have no operations prior to the acquisition in April 2022. KR Digital, through Zukihealth, is expected to carry out the distribution of health care products business.
[4]	On April 19, 2022, the Company acquired 100% equity interest of KR Digital Pte Ltd, (“KR Digital”), a Singapore Company, from Mr. Kelvin Chen, the Company’s Chief Executive Office (“CEO”) and shareholder for total consideration of SG$1. Prior to the acquisition of KR Digital, on April 15, 2022, KR Digital acquired 100% equity interest of Zukihealth Sdn Bhd, (“Zukihealth”), a Malaysia corporation, from Mr. Kelvin Chen, the Company’s CEO and shareholder for total consideration of SG$1. Both KR Digital and Zukihealth have no operations prior to the acquisition in April 2022. KR Digital, through Zukihealth, is expected to carry out the distribution of health care products business.